Submission	Aug. 27, 2026
Submission [Line Items]
Central Index Key	0000826020
Registrant Name	Saba Capital Income & Opportunities Fund
Form Type	N-14
Submission Type	N-14 8C
Fee Exhibit Type	EX-FILING FEES